Annual Fund Operating Expenses - Pacer S&P 500 3AI Top 100 ETF - Pacer S&P 500 3AI Top 100 ETF Class	Mar. 10, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%

[1]	* Estimated for the current fiscal year